Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	Dec. 31, 2020 shares
Common Class B [Member] | Over-Allotment Option [Member]
Common Stock Shares Subject To Forfeiture	1,125,000